American Century Investments®
Quarterly Portfolio Holdings
Inflation-Adjusted Bond Fund
June 30, 2021

Inflation-Adjusted Bond - Schedule of Investments
JUNE 30, 2021 (UNAUDITED)

		Shares/ Principal Amount ($)	Value ($)
U.S. TREASURY SECURITIES — 84.2%
U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/25(1)		72,376,601	84,130,163
U.S. Treasury Inflation Indexed Bonds, 2.00%, 1/15/26		120,853,708	142,240,602
U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/27		68,629,256	84,104,692
U.S. Treasury Inflation Indexed Bonds, 1.75%, 1/15/28		69,525,594	84,071,986
U.S. Treasury Inflation Indexed Bonds, 3.625%, 4/15/28		51,574,697	69,578,587
U.S. Treasury Inflation Indexed Bonds, 2.50%, 1/15/29		34,363,844	44,290,776
U.S. Treasury Inflation Indexed Bonds, 3.875%, 4/15/29		37,119,368	52,230,476
U.S. Treasury Inflation Indexed Bonds, 3.375%, 4/15/32		3,159,513	4,663,528
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/40		23,191,461	34,613,129
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/41		21,645,593	32,660,147
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/42		88,728,140	108,231,317
U.S. Treasury Inflation Indexed Bonds, 0.625%, 2/15/43		61,306,609	73,339,419
U.S. Treasury Inflation Indexed Bonds, 1.375%, 2/15/44		78,628,913	108,666,019
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/45		57,724,672	71,311,281
U.S. Treasury Inflation Indexed Bonds, 1.00%, 2/15/46		5,466,290	7,156,255
U.S. Treasury Inflation Indexed Bonds, 0.875%, 2/15/47		24,947,291	32,153,368
U.S. Treasury Inflation Indexed Bonds, 1.00%, 2/15/48		14,782,404	19,751,491
U.S. Treasury Inflation Indexed Bonds, 1.00%, 2/15/49		6,261,493	8,446,664
U.S. Treasury Inflation Indexed Bonds, 0.25%, 2/15/50		42,775,313	48,516,955
U.S. Treasury Inflation Indexed Bonds, 0.125%, 2/15/51		7,795,624	8,557,578
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/23		155,728,162	162,727,839
U.S. Treasury Inflation Indexed Notes, 0.625%, 4/15/23		34,189,134	36,171,557
U.S. Treasury Inflation Indexed Notes, 0.375%, 7/15/23(1)		85,492,730	90,963,304
U.S. Treasury Inflation Indexed Notes, 0.625%, 1/15/24		116,913,740	125,942,768
U.S. Treasury Inflation Indexed Notes, 0.50%, 4/15/24		11,647,460	12,557,604
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/24		47,461,918	51,050,824
U.S. Treasury Inflation Indexed Notes, 0.125%, 10/15/24		14,051,880	15,147,942
U.S. Treasury Inflation Indexed Notes, 0.25%, 1/15/25		98,115,050	106,224,377
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/25		11,114,318	11,999,796
U.S. Treasury Inflation Indexed Notes, 0.375%, 7/15/25		68,040,775	74,734,278
U.S. Treasury Inflation Indexed Notes, 0.125%, 10/15/25		211,249,458	229,973,416
U.S. Treasury Inflation Indexed Notes, 0.625%, 1/15/26		169,429,433	188,226,840
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/26		48,879,360	53,194,657
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/26		24,176,187	26,482,883
U.S. Treasury Inflation Indexed Notes, 0.375%, 1/15/27		25,703,805	28,463,630
U.S. Treasury Inflation Indexed Notes, 0.375%, 7/15/27		545,860	609,086
U.S. Treasury Inflation Indexed Notes, 0.50%, 1/15/28		90,889,307	101,958,049
U.S. Treasury Inflation Indexed Notes, 0.75%, 7/15/28		1,968,197	2,259,763
U.S. Treasury Inflation Indexed Notes, 0.875%, 1/15/29		62,400,170	72,250,596
U.S. Treasury Inflation Indexed Notes, 0.25%, 7/15/29		136,140,208	151,566,786
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/30		61,551,621	67,619,469
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/30		123,949,210	136,848,695
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/31		78,582,408	86,554,861
TOTAL U.S. TREASURY SECURITIES (Cost $2,659,912,227)			2,952,243,453
SOVEREIGN GOVERNMENTS AND AGENCIES — 4.0%
Canada — 4.0%
Canadian Government Real Return Bond, 4.25%, 12/1/26	CAD	101,202,141	105,391,547

Canadian Government Real Return Bond, 4.00%, 12/1/31	CAD	29,194,260	34,579,395
			139,970,942
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $137,423,788)			139,970,942
CORPORATE BONDS — 2.6%
Aerospace and Defense — 0.1%
Raytheon Technologies Corp., 4.125%, 11/16/28		$3,500,000	4,029,719
Banks — 1.0%
Banco Santander SA, 2.96%, 3/25/31		5,200,000	5,361,701
Bank of America Corp., MTN, 4.18%, 11/25/27		4,405,000	4,937,855
Bank of America Corp., MTN, VRN, 2.50%, 2/13/31		9,019,000	9,218,134
Bank of America Corp., MTN, VRN, 2.68%, 6/19/41		7,240,000	7,037,174
Citigroup, Inc., VRN, 3.52%, 10/27/28		3,336,000	3,655,342
JPMorgan Chase & Co., VRN, 1.58%, 4/22/27		2,475,000	2,488,977
Wells Fargo & Co., MTN, VRN, 2.39%, 6/2/28		3,385,000	3,512,901
Wells Fargo & Co., VRN, 2.19%, 4/30/26		95,000	98,668
			36,310,752
Diversified Telecommunication Services — 0.6%
AT&T, Inc., 2.55%, 12/1/33(2)		4,502,000	4,464,704
AT&T, Inc., 3.55%, 9/15/55(2)		5,708,000	5,735,450
Verizon Communications, Inc., 1.75%, 1/20/31		5,515,000	5,289,154
Verizon Communications, Inc., 2.65%, 11/20/40		4,496,000	4,334,683
			19,823,991
Electric Utilities — 0.1%
Duke Energy Florida LLC, 1.75%, 6/15/30		2,940,000	2,883,631
Insurance — 0.1%
Security Benefit Global Funding, 1.25%, 5/17/24(2)		4,460,000	4,469,226
Media — 0.2%
Charter Communications Operating LLC / Charter Communications Operating Capital, 5.125%, 7/1/49		2,925,000	3,489,770
ViacomCBS, Inc., 4.375%, 3/15/43		2,605,000	3,021,454
			6,511,224
Oil, Gas and Consumable Fuels — 0.1%
Chevron Corp., 2.00%, 5/11/27		1,880,000	1,941,683
Transcontinental Gas Pipe Line Co. LLC, 3.25%, 5/15/30		1,950,000	2,113,084
			4,054,767
Pharmaceuticals — 0.1%
Viatris, Inc., 2.70%, 6/22/30(2)		895,000	905,729
Viatris, Inc., 4.00%, 6/22/50(2)		1,018,000	1,078,434
			1,984,163
Road and Rail†
DAE Funding LLC, 1.55%, 8/1/24(2)		1,324,000	1,323,828
Software — 0.2%
Oracle Corp., 3.60%, 4/1/40		5,370,000	5,672,942
Wireless Telecommunication Services — 0.1%
Millicom International Cellular SA, 5.125%, 1/15/28(2)		2,970,000	3,098,423
TOTAL CORPORATE BONDS (Cost $89,324,918)			90,162,666
ASSET-BACKED SECURITIES — 2.4%
Blackbird Capital Aircraft, Series 2021-1A, Class A SEQ, 2.44%, 7/15/46(2)(3)		7,100,000	7,098,752
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A SEQ, 2.94%, 5/25/29(2)		1,842,496	1,889,071
FirstKey Homes Trust, Series 2020-SFR2, Class D, 1.97%, 10/19/37(2)		9,600,000	9,575,650
Goodgreen Trust, Series 2020-1A, Class A SEQ, 2.63%, 4/15/55(2)		7,283,585	7,522,843
Goodgreen Trust, Series 2021-1A, Class A SEQ, 2.66%, 10/15/56(2)		4,493,518	4,537,976
Mosaic Solar Loan Trust, Series 2020-1A, Class A SEQ, 2.10%, 4/20/46(2)		3,015,792	3,079,607
Mosaic Solar Loan Trust, Series 2021-1A, Class A SEQ, 1.51%, 12/20/46(2)		12,118,664	12,029,891
Progress Residential Trust, Series 2018-SFR3, Class A SEQ, 3.88%, 10/17/35(2)		12,328,858	12,467,876

Progress Residential Trust, Series 2020-SFR1, Class B, 2.03%, 4/17/37(2)	7,347,000	7,429,194
Tricon American Homes Trust, Series 2020-SFR2, Class B, 1.83%, 11/17/39(2)	10,800,000	10,755,318
Wendy's Funding LLC, Series 2021-1A, Class A2II SEQ, 2.78%, 6/15/51(2)	9,400,000	9,526,368
TOTAL ASSET-BACKED SECURITIES (Cost $85,204,488)		85,912,546
COLLATERALIZED LOAN OBLIGATIONS — 2.2%
Anchorage Capital CLO Ltd., Series 2020-16A, Class B, VRN, 2.39%, (3-month LIBOR plus 2.20%), 10/20/31(2)	6,200,000	6,224,519
Dryden CLO Ltd., Series 2019-72A, Class CR, VRN, 2.00%, (3-month LIBOR plus 1.85%), 5/15/32(2)	8,450,000	8,439,527
Dryden Senior Loan Fund, Series 2016-43A, Class B2R2, 3.09%, 4/20/34(2)	5,000,000	4,974,402
Elmwood CLO IV Ltd., Series 2020-1A, Class B, VRN, 1.88%, (3-month LIBOR plus 1.70%), 4/15/33(2)	9,500,000	9,523,216
Elmwood CLO IV Ltd., Series 2020-1A, Class C, VRN, 2.23%, (3-month LIBOR plus 2.05%), 4/15/33(2)	5,000,000	5,013,060
Kayne CLO Ltd., Series 2020-9A, Class C, VRN, 2.84%, (3-month LIBOR plus 2.60%), 1/15/34(2)	5,900,000	6,000,495
Magnetite XXIV Ltd., Series 2019-24A, Class B, VRN, 2.03%, (3-month LIBOR plus 1.85%), 1/15/33(2)	6,850,000	6,875,679
OHA Credit Funding Ltd., Series 2020-7A, Class B, VRN, 1.89%, (3-month LIBOR plus 1.70%), 10/19/32(2)	6,150,000	6,161,389
Point Au Roche Park CLO Ltd., Series 2021-1A, Class D, VRN, 2.98%, (3-month LIBOR plus 2.80%), 7/20/34(2)	7,000,000	7,000,000
Rockford Tower CLO Ltd., Series 2017-1A, Class BR2A, VRN, 1.83%, (3-month LIBOR plus 1.65%), 4/20/34(2)	5,000,000	5,011,922
Rockford Tower CLO Ltd., Series 2020-1A, Class B, VRN, 2.05%, (3-month LIBOR plus 1.80%), 1/20/32(2)	10,000,000	10,035,657
Treman Park CLO Ltd., Series 2015-1A, Class ARR, VRN, 1.26%, (3-month LIBOR plus 1.07%), 10/20/28(2)	3,926,064	3,930,229
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $78,859,123)		79,190,095
COLLATERALIZED MORTGAGE OBLIGATIONS — 1.3%
Private Sponsor Collateralized Mortgage Obligations — 1.2%
ABN Amro Mortgage Corp., Series 2003-4, Class A4, 5.50%, 3/25/33	117,890	120,970
Angel Oak Mortgage Trust, Series 2019-4, Class A3 SEQ, VRN, 3.30%, 7/26/49(2)	2,410,148	2,436,250
Arroyo Mortgage Trust, Series 2021-1R, Class A2 SEQ, VRN, 1.48%, 10/25/48(2)	4,800,000	4,799,979
Arroyo Mortgage Trust, Series 2021-1R, Class A3 SEQ, VRN, 1.64%, 10/25/48(2)	3,825,000	3,824,991
Cendant Mort Capital LLC, Series 2003-6, Class A3, 5.25%, 7/25/33	940,678	964,077
Citigroup Mortgage Loan Trust, Series 2019-IMC1, Class A1, VRN, 2.72%, 7/25/49(2)	3,382,811	3,422,270
Credit Suisse Mortgage Capital Certificates, Series 2020-SPT1, Class A2 SEQ, 2.23%, 4/25/65(2)	10,150,000	10,306,388
Credit Suisse Mortgage Trust, Series 2015-WIN1, Class A10, VRN, 3.50%, 12/25/44(2)	2,632,185	2,679,167
Homeward Opportunities Fund I Trust, Series 2019-3, Class A3 SEQ, VRN, 3.03%, 11/25/59(2)	6,588,464	6,640,252
Imperial Fund Mortgage Trust, Series 2021-NQM1, Class A3 SEQ, VRN, 1.62%, 6/25/56(2)	4,550,223	4,550,430
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 2.88%, 11/21/34	32,835	33,196
WaMu Mortgage Pass-Through Certificates, Series 2003-S11, Class 3A5, 5.95%, 11/25/33	449,963	466,374
		40,244,344
U.S. Government Agency Collateralized Mortgage Obligations — 0.1%
FHLMC, Series 2015-HQ2, Class M3, VRN, 3.34%, (1-month LIBOR plus 3.25%), 5/25/25	2,338,699	2,375,025
FNMA, Series 2014-C02, Class 2M2, VRN, 2.69%, (1-month LIBOR plus 2.60%), 5/25/24	502,834	508,257
FNMA, Series 2014-C04, Class 2M2, VRN, 5.09%, (1-month LIBOR plus 5.00%), 11/25/24	1,094,261	1,124,052
		4,007,334
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $44,000,043)		44,251,678
TEMPORARY CASH INVESTMENTS — 3.2%
Credit Agricole Corporate and Investment Bank, 0.06%, 7/1/21(2)(4)	15,000,000	14,999,973
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.125% - 2.75%, 5/15/23 - 10/31/27, valued at $31,545,499), in a joint trading account at 0.01%, dated 6/30/21, due 7/1/21 (Delivery value $30,925,739)		30,925,730
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.75% - 2.875%, 11/15/42 - 5/15/43, valued at $52,589,251), at 0.02%, dated 6/30/21, due 7/1/21 (Delivery value $51,558,029)		51,558,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	15,207,103	15,207,103
TOTAL TEMPORARY CASH INVESTMENTS (Cost $112,690,833)		112,690,806
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $3,207,415,420)		3,504,422,186
OTHER ASSETS AND LIABILITIES — 0.1%		3,491,021
TOTAL NET ASSETS — 100.0%		$3,507,913,207

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	145,392,572	CAD	175,808,698	Bank of America N.A.	9/15/21	$3,570,190

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 5-Year Notes	1,203	September 2021	$148,485,915	$(566,136)
^Amount represents value and unrealized appreciation (depreciation).

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 10-Year Notes	445	September 2021	$58,962,500	$(216,523)
U.S. Treasury Long Bonds	181	September 2021	29,095,750	(640,923)
U.S. Treasury Ultra Bonds	100	September 2021	19,268,750	(649,968)
			$107,327,000	$(1,507,414)
^Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED TOTAL RETURN SWAP AGREEMENTS
Floating Rate Index	Pay/Receive Floating Rate Index at Termination	Fixed Rate	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
CPURNSA	Receive	2.29%	1/25/24	$50,000,000	$670	$1,365,087	$1,365,757
CPURNSA	Receive	2.27%	1/26/24	$35,000,000	619	972,902	973,521
CPURNSA	Receive	1.62%	10/17/24	$27,000,000	(718)	1,447,820	1,447,102
CPURNSA	Receive	2.26%	2/1/25	$30,000,000	683	894,980	895,663
CPURNSA	Receive	1.45%	3/5/25	$39,000,000	(738)	2,417,795	2,417,057
CPURNSA	Receive	1.08%	6/4/25	$4,000,000	525	361,311	361,836
CPURNSA	Receive	1.85%	8/26/25	$14,000,000	585	849,038	849,623
CPURNSA	Receive	2.24%	1/11/26	$30,000,000	683	995,148	995,831
CPURNSA	Receive	2.24%	1/12/26	$50,000,000	804	1,642,057	1,642,861
CPURNSA	Receive	2.22%	1/19/26	$50,000,000	804	1,695,674	1,696,478
CPURNSA	Receive	2.33%	2/2/26	$17,000,000	604	473,103	473,707
CPURNSA	Receive	2.29%	2/2/26	$50,000,000	805	1,506,646	1,507,451
CPURNSA	Receive	2.30%	2/24/26	$12,000,000	574	338,078	338,652
CPURNSA	Receive	2.30%	2/24/26	$45,000,000	775	1,269,169	1,269,944
CPURNSA	Receive	2.29%	2/24/26	$13,000,000	579	374,050	374,629
CPURNSA	Receive	1.86%	6/20/29	$25,000,000	(775)	1,709,277	1,708,502
CPURNSA	Receive	1.98%	8/1/29	$32,000,000	(845)	1,755,187	1,754,342
CPURNSA	Receive	1.79%	10/16/29	$17,500,000	(714)	1,349,267	1,348,553
CPURNSA	Receive	1.80%	10/21/29	$24,500,000	(764)	1,878,892	1,878,128
CPURNSA	Receive	1.88%	11/21/29	$22,000,000	(738)	1,512,994	1,512,256
CPURNSA	Receive	1.87%	11/25/29	$4,000,000	(543)	280,304	279,761
CPURNSA	Receive	1.29%	5/19/30	$4,500,000	549	599,464	600,013
CPURNSA	Receive	1.47%	6/5/30	$10,000,000	608	1,199,479	1,200,087
CPURNSA	Receive	1.92%	8/26/30	$25,000,000	770	2,049,285	2,050,055
CPURNSA	Receive	2.14%	12/16/30	$7,000,000	575	358,096	358,671
					$5,377	$29,295,103	$29,300,480

TOTAL RETURN SWAP AGREEMENTS
Counterparty	Floating Rate Index	Pay/Receive Floating Rate Index at Termination	Fixed Rate	Termination Date	Notional Amount	Value*
Bank of America N.A.	CPURNSA	Receive	2.67%	4/1/22	$4,500,000	$(496,007)
Bank of America N.A.	CPURNSA	Receive	2.53%	8/19/24	$11,000,000	(663,113)
Barclays Bank plc	CPURNSA	Receive	2.59%	7/23/24	$16,300,000	(1,102,680)
Barclays Bank plc	CPURNSA	Receive	2.36%	9/29/24	$10,000,000	(382,958)
Barclays Bank plc	CPURNSA	Receive	2.31%	9/30/24	$15,000,000	(476,660)
Barclays Bank plc	CPURNSA	Receive	2.90%	12/21/27	$19,200,000	(4,784,656)
Barclays Bank plc	CPURNSA	Receive	2.78%	7/2/44	$15,000,000	(3,419,589)
						$(11,325,663)
*Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
CAD	-	Canadian Dollar
CPURNSA	-	U.S. Consumer Price Index Urban Consumers Not Seasonally Adjusted Index
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
LIBOR	-	London Interbank Offered Rate
MTN	-	Medium Term Note
SEQ	-	Sequential Payer
USD	-	United States Dollar
VRN	-	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
†Category is less than 0.05% of total net assets.
(1)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $38,330,992.
(2)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $239,838,135, which represented 6.8% of total net assets. Of these securities, 2.2% of total net assets were deemed illiquid under policies approved by the Board of Trustees.
(3)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(4)The rate indicated is the yield to maturity at purchase.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Commercial paper is valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
U.S. Treasury Securities	—	2,952,243,453	—
Sovereign Governments and Agencies	—	139,970,942	—
Corporate Bonds	—	90,162,666	—
Asset-Backed Securities	—	85,912,546	—
Collateralized Loan Obligations	—	79,190,095	—
Collateralized Mortgage Obligations	—	44,251,678	—
Temporary Cash Investments	15,207,103	97,483,703	—
	15,207,103	3,489,215,083	—
Other Financial Instruments
Swap Agreements	—	29,300,480	—
Forward Foreign Currency Exchange Contracts	—	3,570,190	—
	—	32,870,670	—
Liabilities
Other Financial Instruments
Futures Contracts	2,073,550	—	—
Swap Agreements	—	11,325,663	—
	2,073,550	11,325,663	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.